Average Annual Total Returns (Emerging Markets Value Trust)	12 Months Ended
May 01, 2011
MSCI Emerging Index (gross of foreign withholding tax on dividends)
Average Annual Return:
One Year	19.20%
Since Inception	7.53%
Date of Inception	May 01, 2007
Series I, Emerging Markets Value Trust
Average Annual Return:
One Year	23.02%
Since Inception	10.17%
Date of Inception	May 01, 2007
Series NAV, Emerging Markets Value Trust
Average Annual Return:
One Year	23.10%
Since Inception	10.22%
Date of Inception	May 01, 2007